Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of outstanding balance with related party
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Accounts and notes receivable, net	$272	$177
Other receivables	2,392	2,201
Miscellaneous	3,665	3,719
Accounts payable	(6,378)	(8,747)

Summary of related party transactions
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Accounts and notes receivable, net	$272	$177
Other receivables	2,392	2,201
Miscellaneous	3,665	3,719
Accounts payable	(6,378)	(8,747)
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2020, 2019 and 2018:

	Fiscal years ended December 31,
	2020	2019	2018
Food and paper (i)	$(124,416)	$(188,276)	$(177,356)
Occupancy and other operating expenses	(3,667)	(7,252)	(5,322)
(i)Includes $24,303 of distribution fees and $100,114 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2020; $38,658 and $149,618, respectively, for the fiscal year ended December 31, 2019; and $41,633 and $135,723, respectively, for the fiscal year ended December 31, 2018.